Segment information (Tables)	6 Months Ended
Sep. 30, 2022
Disclosure of operating segments [abstract]
Disclosure of reportable segments	The segment information provided to the ExCom for the reportable segments is as follows:

Six months ended September 30, 2022
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		102,062	27,915	8,051	—	138,029
Operating expenses (1)		(43,048)	(14,607)	(9,742)	(37,992)	(105,388)
Adjusted EBITDA		59,015	13,308	(1,691)	(37,992)	32,641
Depreciation and amortization (2)	5					(30,217)
Exceptional items	5					(7,301)
Operating Loss						(4,877)

Three months ended September 30, 2022
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		62,505	15,331	4,075	—	81,910
Operating expenses (1)		(23,976)	(7,847)	(5,029)	(19,261)	(56,114)
Adjusted EBITDA		38,529	7,483	(955)	(19,261)	25,796
Depreciation and amortization (2)	5					(12,658)
Exceptional items	5					(11,085)
Operating Profit						2,053

Six months ended September 30, 2021
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		32,131	10,145	5,658	—	47,934
Operating expenses (1)		(19,575)	(5,266)	(7,453)	(26,743)	(59,037)
Adjusted EBITDA		12,556	4,879	(1,795)	(26,743)	(11,103)
Depreciation and amortization (2)	5					(50,172)
Exceptional items	5					16,843
Operating Loss						(44,432)

Three months ended September 30, 2021
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		23,016	5,295	2,900	—	31,211
Operating expenses (1)		(11,301)	(2,261)	(4,025)	(14,050)	(31,637)
Adjusted EBITDA		11,715	3,034	(1,125)	(14,050)	(426)
Depreciation and amortization (2)	5					(22,090)
Exceptional items	5					29,764
Operating Profit						7,248
(1)Operating expenses excluding Depreciation and Amortization and Exceptional items.
For the six months ended September 30, 2022 fixed costs amounted to EUR70.7 million (EUR47.7 million for the six months ended September 30, 2021) and variable costs amounted to EUR34.7 million (EUR11.4 million for the six months ended September 30, 2021). Fixed personnel costs amounted to EUR47.5 million (EUR34.0 million for the six months ended September 30, 2021) and fixed non personnel costs amounted to EUR23.2 million (EUR13.7 million for the six months ended September 30, 2021).
For the three months ended September 30, 2022 fixed costs amounted to €36.3 million (EUR24.9 million for the three months ended September 30, 2021) and variable costs amounted to €19.7 million (EUR6.7 million for the three months ended September 30, 2021). Fixed personnel costs amounted to €23.4 million (EUR16.5 million for the three months ended September 30, 2021) and fixed non personnel costs amounted to €12.9 million (EUR8.4 million for the three months ended September 30, 2021).
(2)Depreciation and amortization include amortization of intangible assets acquired through business combinations.